Warrant Derivative	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Warrant Derivative	Warrant Derivative
Our common share purchase warrants ("warrants") with a U.S. dollar exercise price, which differs from our functional currency, are treated as a derivative measured at fair value, and revalued each period end at fair value through profit and loss. There is no cash flow impact as a result of the accounting treatment for changes in the fair value of the warrant derivative or when warrants expire unexercised.
Changes in the value of our warrant derivative were as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative
As at December 31, 2022	64,035	$79
Issued pursuant to public offering	7,667,050	7,360
Discount on warrants issued	—	(1,822)
Amortization of discount on warrants issued	—	146
Change in fair value	—	(5,431)
Foreign exchange impact	—	(132)
As at December 31, 2023	7,731,085	$200
Exercised	(52,456)	(6)
Expired	(11,579)	(1)
Amortization of discount on warrants issued	—	365
Change in fair value	—	(1,605)
Foreign exchange impact	—	67
As at December 31, 2024	7,667,050	$(980)
The following table summarizes our outstanding warrant derivative as at December 31, 2024:

Exercise price	Issuance date	Expiry date	Number of Warrants Outstanding
US$2.81	August 8, 2023	August 8, 2028	6,667,000
US$2.81	September 7, 2023	August 8, 2028	1,000,050
			7,667,050
On August 8, 2023, pursuant to an underwritten public offering, we issued 6,667,000 units for gross proceeds of $20,185 (US$15,001) at a price of US$2.25 per unit. On September 7, 2023, pursuant to the over-allotment option exercised by the underwriter, we issued an additional 1,000,050 units for gross proceeds of $3,077 (US$2,250) at a price of US$2.25 per unit. Each unit consisted of one common share and one warrant, which were immediately separable and issued separately in this offering. Each warrant entitles the holder to purchase one common share at an exercise price of US$2.81 up to 60 months from the date of issuance. The expiry of the warrants may be accelerated by the Company at any time prior to the expiry date if the volume weighted average price (if applicable, as converted to U.S. dollars at the Bank of Canada posted rate for the respective trading day) of the issued and outstanding common shares on the Toronto Stock Exchange or such other principal stock exchange on which the common shares are listed and posted for trading is greater than US$6.50 for any 20 consecutive trading days, at which time the Company may, within 10 business days, accelerate the expiry date by issuing a press release announcing the reduced warrant term whereupon the warrants will expire on or after the 75th calendar day after the date of such press release.
Proceeds were allocated amongst common shares and warrants by applying a relative fair value approach, which resulted in $17,724 recorded in share capital and an initial warrant derivative liability of $7,360. The difference between the fair value of the warrants and their allocated proceeds was a discount of $1,822, which is amortized on a straight-line basis over the five-year expected life of the warrants and recorded under change in fair value of warrant derivative on our consolidated statement of loss and comprehensive loss.
At December 31, 2024, as the unamortized discount balance was greater than the fair value of the warrant derivative liability, the net balance was presented as an asset on our consolidated statement of financial position.
We use the Black-Scholes valuation model to estimate fair value. The expected volatility is based on the Company's common share historical volatility less an estimated market participant risk adjustment. The risk-free interest rate is based on the Government of Canada benchmark bond yield rates with an approximate equivalent remaining term in effect at the time of valuation, and the expected life represents the estimated length of time the warrants are expected to remain outstanding.
The estimated fair value of the warrant derivative with an exercise price of US$2.81 was determined using the following assumptions:

	December 31, 2024	December 31, 2023
Underlying share price	US$0.92	US$1.35
Risk-free interest rate	2.9%	3.2%
Expected life	3.6 years	4.6 years
Expected volatility	36.5%	36.5%
Expected dividend yield	Nil	Nil
Fair value per warrant	US$0.03	US$0.18